Segment Information (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Long-Lived Assets
Long-live assets	$ 394,881				$ 318,277				$ 394,881	$ 318,277
Revenues and long-lived assets by geographic areas
Total Revenue	338,156	286,185	370,807	275,089	280,066	287,684	348,312	251,416	1,270,236	1,167,478	1,020,269
Segment Information Textuals Abstract
Goodwill	317,187				140,893				317,187	140,893	140,429	[1]
Deferred tax assets	8,762				581				8,762	581
Equity method investments	0				11,248				0	11,248
Intangible Assets, net	110,214				30,337				110,214	30,337
Installment obligation									16,556
Digital products/services [Member]
Revenues and long-lived assets by geographic areas
Total Revenue									80,331	82,780	69,172
Physical printed products and other [Member]
Revenues and long-lived assets by geographic areas
Total Revenue									1,189,905	1,084,698	951,097
Netherlands [Member]
Long-Lived Assets
Long-live assets	106,918				99,521				106,918	99,521
Canada [Member]
Long-Lived Assets
Long-live assets	100,369				90,807				100,369	90,807
Australia [Member]
Long-Lived Assets
Long-live assets	35,367				36,774				35,367	36,774
UNITED STATES
Long-Lived Assets
Long-live assets	49,037				35,943				49,037	35,943
Revenues and long-lived assets by geographic areas
Total Revenue									653,216	606,246	515,584
Non-United States [Member]
Revenues and long-lived assets by geographic areas
Total Revenue									617,020	561,232	504,685
Jamaica [Member]
Long-Lived Assets
Long-live assets	25,431				26,730				25,431	26,730
ITALY
Long-Lived Assets
Long-live assets	20,356				0				20,356	0
Bermuda [Member]
Long-Lived Assets
Long-live assets	7,570				14,667				7,570	14,667
Switzerland [Member]
Long-Lived Assets
Long-live assets	31,201				4,522				31,201	4,522
India
Long-Lived Assets
Long-live assets	6,958				4,429				6,958	4,429
Other [Member]
Long-Lived Assets
Long-live assets	$ 11,674				$ 4,884				$ 11,674	$ 4,884

[1]	Our segment reporting has been revised as of July 1, 2014 and, as such, we have re-allocated our goodwill by segment for the historical periods presented. See Note 17 for additional details